OPERATING LEASE	12 Months Ended
Dec. 31, 2019
OPERATING LEASE
OPERATING LEASE

21. OPERATING LEASE

The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining terms of one year to nine years.

Supplemental consolidated balance sheet information related to leases were as follows:

December 31, 2019
RMB

Right-of-use assets	45,446
Operating lease liabilities - current	32,892
Operating lease liabilities – non-current	10,075
Total lease liabilities	42,967
Weighted average remaining lease term	1.75
Weighted average discount rate	6.14%

Total operating lease costs were RMB161.3 million for the year ended December 31, 2019, including RMB58.7 million recorded from continuing business and RMB102.6 million from discontinued operations. Total short-term lease cost were RMB75.3 million for the year ended December 31, 2019, including RMB10.6 million recorded from continuing business and RMB64.7 million from discontinued operations.

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

2019
RMB
Cash paid for amounts included in the measurement of lease liabilities	134,071
Right-of-use assets obtained in exchange for operating lease liabilities	87,350

Maturities of lease liabilities are as follows:

December 31, 2019
RMB
2020	34,236
2021	8,668
2022	334
2023	334
2024	334
Thereafter	712
Total operating lease payments	44,618
Less: imputed interest	(1,651)
Total lease liabilities	42,967

At December 31, 2018, minimum lease payments for operating leases under the previous lease standard (“ASC 840”) were as follows:

December 31, 2018
RMB
2019	102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
Total operating lease payments	345,514

For the years ended December 31, 2017 and 2018, the Company recognized lease expense of RMB137.2 million and RMB201.8 million, respectively.